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                      Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]

June 25, 2010

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company and
     Metropolitan Life Separate Account E
     File Nos. 333-153109/811-04001
     (Preference Premier Contracts)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated June 21, 2010 to the Prospectus dated May 1, 2010 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on June 16, 2010.

If you have any questions, please contact me at (212) 578-5334.

Sincerely,

/s/ Myra L. Saul
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Myra L. Saul
Associate General Counsel
Metropolitan Life Insurance Company